Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 16,438	$ 71,098
Amounts receivable and prepaid expenses	14,803	9,603
Loans receivable	2,000
Financial assets	15,474	9,906
Income tax receivable	460
Current assets	49,175	90,607
Mineral interests	1,795,011	1,228,171
Loans receivable	37,181	11,096
Other assets	4,022	4,547
Deferred income tax	3,783	2,610
Financial assets	33,587
Non-current assets	1,873,584	1,246,424
TOTAL ASSETS	1,922,759	1,337,031
Liabilities
Amounts payable and other liabilities	7,261	11,320
Lease obligation	376	277
Income tax payable	2,970	989
Current liabilities	10,607	12,586
Long-term debt	65,000
Lease obligation	1,906	1,640
Deferred income tax	902	1,485
Other non-current liabilities	3,377	2,841
Non-current liabilities	71,185	5,966
Shareholders' equity
Share capital	1,758,822	1,250,194
Retained earnings	70,333	63,670
Other	11,812	4,615
Shareholders' equity	1,840,967	1,318,479
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,922,759	$ 1,337,031